Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable non-trade	$ 52,590	$ 7,714
Vessels and equipment, accumulated depreciation	$ 1,124,868	$ 1,080,558
Limited partners - units issued	85,508
Common Units [Member]
Limited partners - units issued	83,700,000	80,106,000
Limited partners - units outstanding	83,700,000	80,106,000
Preferred Units [Member]
Limited partners - units issued	6,000,000
Limited partners - units outstanding	6,000,000